UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Nasdaq Composite Index® ETF Fidelity® Nasdaq Composite Index® ETF : ONEQ Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Nasdaq Composite Index® ETF for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® ETF	$ 11	0.21%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$10,922,502,914
Number of Holdings	1,025
Portfolio Turnover	6%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	54.0
Communication Services	14.8
Consumer Discretionary	12.8
Health Care	4.6
Consumer Staples	4.4
Industrials	3.3
Financials	2.9
Materials	0.9
Utilities	0.8
Real Estate	0.5
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.1
Netherlands - 0.8
Canada - 0.6
Israel - 0.4
China - 0.4
Brazil - 0.3
United Kingdom - 0.1
Switzerland - 0.1
Kazakhstan - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.3
Apple Inc	10.0
Microsoft Corp	7.4
Amazon.com Inc	6.4
Alphabet Inc Class A	4.9
Broadcom Inc	4.7
Alphabet Inc Class C	4.5
Tesla Inc	3.6
Meta Platforms Inc Class A	3.1
Micron Technology Inc	2.5
58.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915910.102    1283-TSRS-0726

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Nasdaq Composite Index® ETF

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the products(s).
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Nasdaq Composite Index® ETF
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
ARGENTINA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR (c)	15,152	768,055
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Braiin Ltd (c)	3,562	45,558
IREN Ltd (b)(c)	78,451	4,984,777

TOTAL AUSTRALIA		5,030,335
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	30,484	341,420
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd (c)	36,787	873,691
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)(c)	67,022	838,445
Liberty Global Ltd Class C (b)(c)	61,150	743,584

TOTAL BELGIUM		1,582,029
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	12,075	20,474,974
Diversified Consumer Services - 0.0%
Afya Ltd Class A (c)	32,571	456,320
TOTAL CONSUMER DISCRETIONARY		20,931,294
Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A (c)	103,964	641,458
Capital Markets - 0.0%
XP Inc Class A	106,058	1,767,987
Financial Services - 0.0%
StoneCo Ltd Class A (c)	71,523	818,938
TOTAL FINANCIALS		3,228,383
Materials - 0.0%
Metals & Mining - 0.0%
Sigma Lithium Corp (United States) (b)(c)	35,694	598,588
TOTAL BRAZIL		24,758,265
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (c)	25,397	1,263,501
CANADA - 0.6%
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	44,730	685,711
Xenon Pharmaceuticals Inc (b)	23,963	1,311,495
		1,997,206
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	134,674	830,939
Pharmaceuticals - 0.0%
Cronos Group Inc (United States) (b)	216,657	615,306
Tilray Brands Inc Class 2 (b)(c)	34,558	190,414
		805,720
TOTAL HEALTH CARE		3,633,865
Industrials - 0.1%
Professional Services - 0.1%
Thomson Reuters Corp (United States) (c)	104,985	9,082,252
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	291,797	34,639,222
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (b)(c)	4,790	90,962
Software - 0.0%
Descartes Systems Group Inc/The (United States) (b)(c)	24,740	1,825,070
Open Text Corp (United States) (c)	62,669	1,494,029
		3,319,099
TOTAL INFORMATION TECHNOLOGY		38,049,283
Materials - 0.1%
Chemicals - 0.0%
Methanex Corp (United States)	24,350	1,439,085
Metals & Mining - 0.1%
Almonty Industries Inc (United States) (b)	70,316	1,382,413
Elemental Royalty Corp (United States)	31,594	563,636
Ssr Mining Inc (United States) (b)	53,014	1,655,097
Tmc The Metals CO Inc Class A (b)(c)	118,537	717,149
		4,318,295
TOTAL MATERIALS		5,757,380
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States) (c)	14,698	1,386,903
FirstService Corp Subordinate Voting Shares (United States) (c)	13,108	1,759,094
TOTAL REAL ESTATE		3,145,997
TOTAL CANADA		59,668,777
CHINA - 0.4%
Communication Services - 0.1%
Entertainment - 0.0%
Netease Inc ADR	21,961	2,697,250
Interactive Media & Services - 0.1%
Baidu Inc Class A ADR (b)(c)	28,352	3,836,309
Bilibili Inc ADR (b)(c)	31,909	552,664
JOYY Inc Class A ADR	17,899	1,206,930
		5,595,903
TOTAL COMMUNICATION SERVICES		8,293,153
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
WeRide Inc ADR (b)(c)	73,017	551,278
Automobiles - 0.0%
Li Auto Inc ADR (b)(c)	58,998	885,560
Broadline Retail - 0.2%
JD.com Inc ADR	115,926	3,342,147
PDD Holdings Inc Class A ADR (b)	157,859	13,329,614
		16,671,761
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	31,795	1,091,840
H World Group Ltd ADR	36,058	1,618,644
Trip.com Group Ltd ADR (b)	60,616	2,875,017
		5,585,501
TOTAL CONSUMER DISCRETIONARY		23,694,100
Financials - 0.0%
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	34,716	558,233
Insurance - 0.0%
Maase Inc Class A (b)(c)	3,268	38,857
TOTAL FINANCIALS		597,090
Health Care - 0.0%
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (b)(c)	61,739	19,583
Industrials - 0.0%
Professional Services - 0.0%
Kanzhun Ltd ADR	90,909	1,233,635
Information Technology - 0.0%
IT Services - 0.0%
GDS Holdings Ltd Class A ADR (b)(c)	25,649	909,257
Vnet Group Inc Class A ADR (b)(c)	47,998	483,820
TOTAL INFORMATION TECHNOLOGY		1,393,077
TOTAL CHINA		35,230,638
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)(c)	9,685	684,633
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	14,549	3,260,577
Genmab A/S ADR (b)	25,967	683,711

TOTAL DENMARK		3,944,288
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (b)	30,117	549,635
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (b)	14,583	1,934,144
Clementia Pharmaceuticals Inc rights (b)(d)	20,215	0
TOTAL HEALTH CARE		1,934,144
TOTAL FRANCE		2,483,779
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	28,414	2,726,324
Immatics NV (b)(c)	60,449	695,768
		3,422,092
Pharmaceuticals - 0.0%
AtaiBeckley Inc (b)(c)	112,544	509,824
TOTAL GERMANY		3,931,916
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Webull Corp Class A (b)(c)	107,440	687,616
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)(c)	92,193	94,959
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		782,575
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Star Bulk Carriers Corp	41,328	1,126,188
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (c)	41,730	3,562,073
HONG KONG - 0.1%
Communication Services - 0.0%
Media - 0.0%
QMMM Holdings Ltd Class A (b)(d)	11,212	669,356
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (b)	71,874	399,619
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	19,226	2,000,850
Health Care - 0.1%
Pharmaceuticals - 0.1%
Regencell Bioscience Holdings Ltd (b)(c)	120,879	2,889,009
Information Technology - 0.0%
IT Services - 0.0%
Mega Fortune Co Ltd (b)(c)	4,084	338,890
TOTAL HONG KONG		6,297,724
INDIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	21,691	1,013,837
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Polibeli Group Ltd Class A (c)	90,626	638,007
IRELAND - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	9,079	894,826
ISRAEL - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	64,626	668,233
Broadline Retail - 0.0%
Global-e Online Ltd (b)	43,552	1,334,433
TOTAL CONSUMER DISCRETIONARY		2,002,666
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (b)	23,994	1,007,268
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd (United States) (c)	11,247	9,907,370
Information Technology - 0.3%
Communications Equipment - 0.0%
Gilat Satellite Networks Ltd (United States) (b)(c)	28,159	483,490
Electronic Equipment, Instruments & Components - 0.0%
Nayax Ltd (United States) (b)(c)	14,231	1,078,852
IT Services - 0.0%
Matrix IT Ltd	13,785	434,940
Wix.com Ltd (b)(c)	13,950	782,037
		1,216,977
Semiconductors & Semiconductor Equipment - 0.2%
Camtek Ltd/Israel (b)(c)	9,260	1,589,572
Nova Ltd (b)(c)	7,518	3,776,517
Tower Semiconductor Ltd (United States) (b)	26,225	6,693,407
		12,059,496
Software - 0.1%
Cellebrite DI Ltd (b)	83,173	1,225,138
Check Point Software Technologies Ltd (b)	25,625	3,460,657
Nice Ltd ADR (b)(c)	12,284	1,138,235
Radware Ltd (b)	23,068	699,883
		6,523,913
TOTAL INFORMATION TECHNOLOGY		21,362,728
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (b)(c)	35,608	3,825,011
TOTAL ISRAEL		38,105,043
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	53,188	3,232,767
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (b)(d)	218,164	1
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	35,582	1,703,311
TOTAL JAPAN		1,703,312
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (c)	17,074	416,775
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	16,847	2,406,089
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	49,286	4,455,454
TOTAL KAZAKHSTAN		6,861,543
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)(c)	61,661	757,814
LUXEMBOURG - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	131,339	441,299
MOROCCO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Aya Gold & Silver Inc (United States) (b)(c)	34,021	714,441
NETHERLANDS - 0.8%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	6,601	5,518,370
Newamsterdam Pharma Co NV (b)(c)	34,423	1,159,367
uniQure NV (b)(c)	17,365	495,423
		7,173,160
Pharmaceuticals - 0.0%
Pharvaris NV (b)(c)	26,840	809,494
TOTAL HEALTH CARE		7,982,654
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	20,699	33,382,520
NXP Semiconductors NV	58,588	18,827,254
		52,209,774
Software - 0.1%
Nebius Group NV Class A (b)(c)	52,281	12,081,616
TOTAL INFORMATION TECHNOLOGY		64,291,390
TOTAL NETHERLANDS		72,274,044
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (b)	13,463	755,813
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	77,014	631,515
Financials - 0.0%
Banks - 0.0%
Popular Inc	16,732	2,485,204
TOTAL PUERTO RICO		3,116,719
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	22,100	0
SINGAPORE - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	932,217	3,300,048
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	8,352	850,985
TOTAL SINGAPORE		4,151,033
SOUTH AFRICA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd	13,855	660,884
SWEDEN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (b)(d)	7,729	0
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR (c)	82,325	1,075,165
TOTAL SWEDEN		1,075,165
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	46,131	1,511,252
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States)	36,393	991,345
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	27,615	1,551,411
Health Care Technology - 0.0%
Sophia Genetics SA (b)	56,984	287,769
Pharmaceuticals - 0.0%
Oculis Holding AG (b)(c)	24,995	574,385
TOTAL HEALTH CARE		2,413,565
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (c)	35,751	4,356,974
TOTAL SWITZERLAND		9,273,136
TAIWAN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
OBOOK Holdings Inc Class A (c)	14,479	83,978
Health Care - 0.0%
Biotechnology - 0.0%
Jyong Biotech Ltd (b)(c)	26,558	58,427
YD Bio Ltd (c)	22,725	68,630
TOTAL HEALTH CARE		127,057
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Himax Technologies Inc ADR	22,377	460,295
Silicon Motion Technology Corp ADR	5,480	1,517,248
TOTAL INFORMATION TECHNOLOGY		1,977,543
TOTAL TAIWAN		2,188,578
UNITED ARAB EMIRATES - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kyivstar Group Ltd (c)	72,918	1,041,269
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	92,033	1,376,814
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	108,559	9,845,216
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC (c)	21,997	1,164,521
Financial Services - 0.0%
Wise Group PLC (c)	242,775	3,100,237
TOTAL FINANCIALS		4,264,758
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	19,801	572,051
Pharmaceuticals - 0.0%
Astrazeneca PLC rights (b)(d)	21,510	0
CinCor Pharma Inc rights (b)(d)	12,042	0
		0
TOTAL HEALTH CARE		572,051
TOTAL UNITED KINGDOM		16,058,839
UNITED STATES - 96.6%
Communication Services - 14.7%
Diversified Telecommunication Services - 0.3%
AST SpaceMobile Inc Class A (b)(c)	67,124	7,612,533
Cogent Communications Holdings Inc (c)	19,371	344,029
Comcast Corp Class A	842,660	20,956,954
GCI LLC Class C	15,574	348,390
Globalstar Inc (b)	31,347	2,639,731
Iridium Communications Inc (c)	35,935	1,860,714
Shenandoah Telecommunications Co (c)	39,390	628,271
Uniti Group Inc (b)	79,325	890,027
		35,280,649
Entertainment - 1.2%
Atlanta Braves Holdings Inc Class C (b)(c)	19,757	979,947
Electronic Arts Inc	58,021	11,703,996
Liberty Media Corp-Liberty Formula One Class A (b)(c)	9,456	794,115
Liberty Media Corp-Liberty Formula One Class C (b)	51,070	4,636,645
Netflix Inc (b)	1,001,720	86,167,955
Playtika Holding Corp (c)	162,893	614,107
Roku Inc Class A (b)	31,074	4,045,213
Take-Two Interactive Software Inc (b)	44,619	10,001,795
Warner Bros Discovery Inc (b)	584,335	15,782,888
Warner Music Group Corp Class A	42,387	1,336,886
		136,063,547
Interactive Media & Services - 12.5%
Alphabet Inc Class A	1,385,722	527,045,506
Alphabet Inc Class C	1,294,317	487,219,748
Cargurus Inc Class A (b)(c)	26,480	790,693
IAC Inc Class A (b)(c)	25,272	1,134,460
Match Group Inc	60,558	2,187,961
Meta Platforms Inc Class A	520,063	328,945,048
Rumble Inc Class A (b)(c)	110,248	1,013,179
Trump Media & Technology Group Corp (b)(c)	91,699	853,718
Ziff Davis Inc (b)(c)	17,263	778,043
ZoomInfo Technologies Inc (b)(c)	95,914	319,393
		1,350,287,749
Media - 0.3%
Advantage Solutions Inc Class A (b)(c)	10,473	391,900
Charter Communications Inc Class A (b)(c)	30,622	4,411,099
comScore Inc (b)(c)	13,562	108,766
EchoStar Corp Class A (b)(c)	37,914	4,898,110
Fox Corp Class A	50,824	3,248,670
Fox Corp Class B	50,340	2,889,013
Liberty Broadband Corp Class C (b)	35,899	1,211,950
Magnite Inc (b)	45,459	651,427
News Corp Class A	93,522	2,440,925
News Corp Class B (c)	36,631	1,092,336
Nexstar Media Group Inc (c)	7,879	1,405,850
Paramount Skydance Corp Class B (c)	269,737	2,861,910
Sirius XM Holdings Inc (c)	89,288	2,635,782
Stagwell Inc Class A (b)(c)	109,519	767,728
Trade Desk Inc (The) Class A (b)	104,526	2,253,581
Versant Media Group Inc Class A	34,288	1,479,184
		32,748,231
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	260,628	48,875,569
TOTAL COMMUNICATION SERVICES		1,603,255,745
Consumer Discretionary - 12.2%
Automobile Components - 0.1%
Dorman Products Inc (b)(c)	9,788	1,212,929
Gentex Corp	56,420	1,363,107
Goodyear Tire & Rubber Co/The (b)	99,366	606,133
Kodiak AI Inc (b)(c)	66,679	469,419
Patrick Industries Inc (c)	10,223	925,386
QuantumScape Corp Class A (b)(c)	134,369	1,206,634
Visteon Corp (c)	9,702	1,147,650
		6,931,258
Automobiles - 3.6%
Cenntro Inc (b)(c)	15,776	70,992
Lucid Group Inc (b)(c)	97,675	639,771
Rivian Automotive Inc Class A (b)(c)	296,396	4,831,255
Tesla Inc (b)	892,232	388,825,783
		394,367,801
Broadline Retail - 6.5%
Amazon.com Inc (b)	2,555,322	691,572,346
eBay Inc	107,290	11,723,578
Ollie's Bargain Outlet Holdings Inc (b)(c)	16,116	1,315,549
Pattern Group Inc Class A	50,835	955,190
		705,566,663
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	10,513	378,889
LKQ Corp	70,570	1,913,858
Pool Corp	9,155	1,660,717
		3,953,464
Diversified Consumer Services - 0.1%
Driven Brands Holdings Inc (b)	58,743	813,003
Duolingo Inc Class A (b)(c)	9,224	1,027,185
Frontdoor Inc (b)	18,819	1,168,095
Grand Canyon Education Inc (b)	8,535	1,278,970
Laureate Education Inc (b)	39,550	1,265,205
Liberty Live Holdings Inc Class A	5,841	562,605
Liberty Live Holdings Inc Class C	13,837	1,371,247
Lincoln Educational Services Corp (b)(c)	15,769	730,420
Perdoceo Education Corp	23,957	775,728
Strategic Education Inc	9,413	722,447
		9,714,905
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (b)	98,603	13,144,766
Booking Holdings Inc	186,687	31,257,005
Caesars Entertainment Inc (b)	56,487	1,640,947
Cheesecake Factory Inc/The (c)	17,038	1,125,190
Churchill Downs Inc	17,710	1,544,489
Domino's Pizza Inc	7,331	2,276,862
DoorDash Inc Class A (b)	97,509	15,532,209
DraftKings Inc Class A (b)	120,608	2,953,690
Expedia Group Inc Class A (c)	27,793	6,275,381
Marriott International Inc/MD Class A1	62,172	23,351,803
Monarch Casino & Resort Inc	7,486	900,266
Navan Inc Class A (b)	68,210	1,457,648
Papa John's International Inc (c)	13,068	447,056
Penn Entertainment Inc (b)	53,291	1,003,470
Red Rock Resorts Inc Class A (c)	17,856	1,042,433
SHARPLINK INC (b)(c)	50,754	310,107
Sportradar Holding AG Class A (b)(c)	61,781	816,127
Starbucks Corp	268,362	26,610,776
Target Hospitality Corp (b)	37,275	647,094
Texas Roadhouse Inc	15,447	2,790,037
Wendy's Co/The (c)	84,533	650,904
Wingstop Inc (c)	6,929	1,087,576
Wynn Resorts Ltd (c)	25,100	2,540,622
		139,406,458
Household Durables - 0.0%
Cavco Industries Inc (b)	2,210	1,185,710
LGI Homes Inc (b)(c)	10,847	518,595
Newell Brands Inc (c)	153,081	520,475
Sonos Inc (b)(c)	45,549	718,763
		2,943,543
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares (United States)	12,394	716,001
Hasbro Inc	30,618	2,638,354
Mattel Inc (b)(c)	80,928	1,209,064
Peloton Interactive Inc Class A (b)(c)	116,101	743,046
		5,306,465
Specialty Retail - 0.5%
Academy Sports & Outdoors Inc (c)	21,308	1,125,062
Five Below Inc (b)	11,755	2,672,617
National Vision Holdings Inc (b)	26,513	444,093
Newegg Commerce Inc Class A (b)(c)	5,698	105,812
O'Reilly Automotive Inc (b)	197,608	17,168,183
Petco Health & Wellness Co Inc Class A (b)(c)	116,421	350,427
RealReal Inc/The (b)(c)	35,678	343,936
Ross Stores Inc	75,782	17,560,964
Tractor Supply Co	127,110	4,007,778
Ulta Beauty Inc (b)	10,379	5,281,354
Upbound Group Inc	30,744	590,592
Urban Outfitters Inc (b)	24,288	1,764,523
Winmark Corp (c)	1,507	570,505
		51,985,846
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co (c)	18,046	1,194,284
Crocs Inc (b)	13,941	1,654,378
Lululemon Athletica Inc (b)	26,736	3,507,229
Steven Madden Ltd	22,043	957,548
		7,313,439
TOTAL CONSUMER DISCRETIONARY		1,327,489,842
Consumer Staples - 4.3%
Beverages - 0.8%
Celsius Holdings Inc (b)	63,396	2,109,185
Coca-Cola Consolidated Inc	13,498	2,338,663
Keurig Dr Pepper Inc	324,148	9,734,164
Monster Beverage Corp (b)	228,641	20,138,699
National Beverage Corp (b)	31,640	1,170,364
PepsiCo Inc	323,225	46,605,814
Vita Coco Co Inc/The (b)(c)	17,525	1,316,653
		83,413,542
Consumer Staples Distribution & Retail - 3.1%
Andersons Inc/The (c)	12,448	878,704
Casey's General Stores Inc	8,899	6,826,779
Chefs' Warehouse Inc/The (b)(c)	14,444	1,105,544
Costco Wholesale Corp	105,337	100,735,880
Dollar Tree Inc (b)	48,234	5,616,367
Ingles Markets Inc Class A (c)	6,851	606,039
Maplebear Inc (b)(c)	63,911	2,543,658
PriceSmart Inc	9,363	1,591,616
Sprouts Farmers Market Inc (b)	23,637	1,952,889
Walmart Inc	1,895,194	219,368,706
		341,226,182
Food Products - 0.3%
Bridgford Foods Corp (b)	3,010	23,327
Cal-Maine Foods Inc (c)	13,305	994,150
Campbell's Company/The (c)	77,675	1,639,719
Freshpet Inc (b)	15,286	788,758
J & J Snack Foods Corp	8,507	647,553
Kraft Heinz Co/The	294,845	7,079,228
Marzetti Company/The	8,735	977,796
Mondelez International Inc	302,642	18,512,611
Pilgrim's Pride Corp	65,416	1,851,927
Simply Good Foods Co/The (b)	40,906	471,237
Smithfield Foods Inc	104,617	2,702,257
		35,688,563
Household Products - 0.1%
Central Garden & Pet Co Class A (b)	21,947	749,051
Kimberly-Clark Corp (c)	76,155	7,432,729
Reynolds Consumer Products Inc	64,723	1,402,547
WD-40 Co	4,557	911,263
		10,495,590
Personal Care Products - 0.0%
Interparfums Inc (c)	9,074	856,313
Olaplex Holdings Inc (b)	364,221	743,011
		1,599,324
TOTAL CONSUMER STAPLES		472,423,201
Energy - 0.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	230,132	14,700,832
National Energy Services Reunited Corp (b)	26,746	651,265
Patterson-UTI Energy Inc	119,664	1,341,433
ProFrac Holding Corp Class A (b)(c)	79,353	484,847
Smart Sand Inc	76,618	328,691
Weatherford International PLC	14,750	1,528,690
		19,035,758
Oil, Gas & Consumable Fuels - 0.3%
Alliance Resource Partners LP	42,441	1,054,659
APA Corp	84,725	3,086,532
Calumet Inc (b)	22,571	800,593
Chord Energy Corp	15,989	2,108,469
Diamondback Energy Inc	67,127	12,853,479
Expand Energy Corp	57,226	5,320,873
Green Plains Inc (b)	28,711	449,901
HighPeak Energy Inc Class A (c)	65,632	465,987
NextDecade Corp (b)(c)	96,362	762,223
Plains All American Pipeline LP	155,627	3,490,714
Plains GP Holdings LP Class A	52,525	1,278,984
Viper Energy Inc Class A	40,224	1,830,192
		33,502,606
TOTAL ENERGY		52,538,364
Financials - 2.8%
Banks - 0.9%
1st Source Corp	10,504	775,405
Amalgamated Financial Corp	14,961	620,582
BancFirst Corp	10,810	1,192,235
Bancorp Inc/The (b)	14,614	806,108
Bank First Corp (c)	4,921	684,117
Bank OZK (c)	25,824	1,249,623
Banner Corp	13,038	847,470
BCB Bancorp Inc	41,310	431,276
BOK Financial Corp	16,896	2,163,364
Broadway Financial Corp/DE (b)	17,535	168,336
Burke & Herbert Financial Services Corp (c)	8,539	543,080
Business First Bancshares Inc	19,087	543,598
Cathay General Bancorp	22,245	1,282,647
Central BanCo Inc (c)	70,485	2,001,774
City Holding Co	5,983	743,747
Columbia Banking System Inc	73,410	2,175,872
Columbia Financial Inc (b)(c)	42,570	856,934
Commerce Bancshares Inc/MO (c)	38,487	2,009,791
Connectone Bancorp Inc	23,529	707,517
CVB Financial Corp (c)	73,266	1,491,696
East West Bancorp Inc	30,035	3,680,489
Eastern Bankshares Inc	71,726	1,415,154
Enterprise Financial Services Corp (c)	14,274	865,147
Fifth Third Bancorp	208,165	10,393,679
First Bancorp/Southern Pines NC (c)	15,381	904,864
First Busey Corp (c)	33,039	904,277
First Citizens BancShares Inc/NC Class A (c)	2,570	5,115,612
First Community Bankshares Inc (c)	12,413	535,124
First Financial Bancorp (c)	33,997	1,045,748
First Financial Bankshares Inc (c)	44,322	1,448,443
First Hawaiian Inc	41,539	1,120,722
First Internet Bancorp (c)	16,664	402,602
First Interstate BancSystem Inc Class A (c)	32,929	1,172,272
First Merchants Corp	22,914	923,434
First Mid Bancshares Inc	13,151	579,302
Fulton Financial Corp	57,450	1,246,091
German American Bancorp Inc	16,356	715,084
Hancock Whitney Corp (c)	21,526	1,466,351
Hope Bancorp Inc	57,067	715,620
Huntington Bancshares Inc/OH	463,563	7,583,892
Independent Bank Corp (c)	15,651	1,237,681
International Bancshares Corp	19,271	1,390,595
Investar Holding Corp	14,573	411,833
Lakeland Financial Corp (c)	11,333	687,120
Mechanics Bancorp Class A (c)	73,383	1,080,198
Mercantile Bank Corp	10,118	536,153
Nbt Bancorp Inc (c)	19,545	903,761
Northwest Bancshares Inc	59,455	841,288
Old National Bancorp/IN (c)	107,037	2,569,958
Pathward Financial Inc (c)	8,579	705,537
Peoples Bancorp Inc/OH (c)	18,179	632,266
QCR Holdings Inc	7,505	691,586
Republic Bancorp Inc/KY Class A	8,624	698,113
S&T Bancorp Inc (c)	16,521	744,932
Seacoast Banking Corp of Florida (c)	32,730	992,046
Simmons First National Corp Class A	49,561	1,063,083
Stock Yards Bancorp Inc	11,665	836,847
Texas Capital Bancshares Inc (b)	13,836	1,376,544
TFS Financial Corp (c)	88,751	1,412,028
Towne Bank/Portsmouth VA (c)	31,241	1,064,381
TriCo Bancshares	14,089	715,721
Trustmark Corp (c)	21,418	945,819
UMB Financial Corp	18,423	2,418,203
United Bankshares Inc/WV (c)	40,717	1,767,525
Univest Financial Corp	16,048	632,933
Valley National Bancorp	112,191	1,544,870
WaFd Inc	27,760	987,146
WesBanco Inc	31,701	1,098,440
Wintrust Financial Corp	17,657	2,652,611
WSFS Financial Corp	17,671	1,262,593
Zions Bancorp NA	32,623	2,037,306
		99,468,196
Capital Markets - 1.1%
BGC Group Inc Class A	110,416	1,153,847
Carlyle Group Inc/The	84,849	3,854,690
CME Group Inc Class A	84,846	23,208,776
Coinbase Global Inc Class A (b)	53,039	10,025,962
Galaxy Digital Inc Class A (b)(c)	48,011	1,420,165
Greenpro Capital Corp (b)(c)	79,569	115,375
Hamilton Lane Inc Class A (c)	11,088	966,097
Interactive Brokers Group Inc Class A	103,830	9,030,095
LPL Financial Holdings Inc	18,705	5,120,868
MarketAxess Holdings Inc	8,826	1,147,733
Morningstar Inc	8,849	1,610,695
Nasdaq Inc	132,194	12,230,589
Northern Trust Corp	43,143	7,138,009
Robinhood Markets Inc Class A (b)	185,773	17,518,394
SEI Investments Co	28,069	2,466,704
StepStone Group Inc Class A	24,025	1,184,673
StoneX Group Inc (b)	21,486	2,435,438
T Rowe Price Group Inc	48,436	5,063,015
TPG Inc Class A	36,003	1,532,648
Tradeweb Markets Inc Class A	29,403	2,947,651
Victory Capital Holdings Inc Class A (c)	19,875	1,680,431
Wealthfront Corp (b)(c)	46,055	562,792
		112,414,647
Consumer Finance - 0.2%
Credit Acceptance Corp (b)(c)	3,011	1,727,230
Dave Inc Class A (b)(c)	3,256	920,015
Encore Capital Group Inc (b)	9,935	794,105
EZCORP Inc Class A (b)(c)	27,880	870,971
Figure Technology Solutions Inc Class A	42,631	1,507,006
FirstCash Holdings Inc	11,914	2,620,008
Jefferson Capital Inc (c)	28,663	486,984
SLM Corp (c)	54,477	1,205,031
SoFi Technologies Inc Class A (b)(c)	305,646	5,568,870
Upstart Holdings Inc (b)(c)	22,940	775,143
		16,475,363
Financial Services - 0.3%
Affirm Holdings Inc Class A (b)	70,290	5,176,859
Cantor Equity Partners IV Inc	34,517	356,906
Chime Financial Inc Class A (b)	90,982	1,692,265
Crane Inflection Point Acquisition Corp III Class A (b)	37,393	385,896
Enact Holdings Inc (c)	41,291	1,725,551
Euronet Worldwide Inc (b)(c)	11,773	853,307
Fiserv Inc (b)	127,913	7,234,759
Flywire Corp (b)(c)	51,082	819,355
Jack Henry & Associates Inc (c)	16,527	2,252,961
M3-Brigade Acquisition V Corp Class A (b)	36,462	394,154
Marqeta Inc Class A (b)	163,599	664,212
Merchants Bancorp/IN (c)	18,200	857,948
NMI Holdings Inc (b)	26,218	941,226
NMP Acquisition Corp Class A	44,929	460,073
Payoneer Global Inc (b)	138,929	722,431
PayPal Holdings Inc	216,422	9,684,885
Remitly Global Inc (b)	60,215	1,205,504
Sezzle Inc (b)(c)	9,334	1,102,812
Silver Pegasus Acquisition Corp	34,136	349,893
Solarius Capital Acquisition Corp Class A	37,606	386,214
		37,267,211
Insurance - 0.3%
Arch Capital Group Ltd (b)	81,457	7,277,368
Baldwin Insurance Group Inc/The Class A (b)(c)	27,949	542,770
Brighthouse Financial Inc (b)	13,146	822,282
Cincinnati Financial Corp	35,295	5,556,139
Erie Indemnity Co Class A (c)	11,529	2,456,484
Goosehead Insurance Inc Class A (b)	8,851	304,386
Palomar Hldgs Inc (b)	8,318	890,359
Principal Financial Group Inc (c)	48,858	5,062,666
Selective Insurance Group Inc	18,078	1,564,470
Skyward Specialty Insurance Group Inc (b)(c)	16,294	718,891
Slide Insurance Holdings Inc (b)	40,620	732,379
Tiptree Inc Class A	27,945	509,717
Willis Towers Watson PLC	21,684	5,413,844
		31,851,755
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Adamas Trust Inc	63,226	581,679
AGNC Investment Corp (c)	236,337	2,460,268
		3,041,947
TOTAL FINANCIALS		300,519,119
Health Care - 4.4%
Biotechnology - 2.7%
ACADIA Pharmaceuticals Inc (b)	44,472	963,264
ADMA Biologics Inc (b)(c)	63,237	504,631
Agios Pharmaceuticals Inc (b)(c)	25,095	737,793
Alkermes PLC (b)(c)	44,733	1,887,285
Alnylam Pharmaceuticals Inc (b)	31,104	9,392,786
Amgen Inc	127,368	42,896,269
AnaptysBio Inc (b)	8,753	487,280
Annexon Inc (b)(c)	69,949	379,124
Apogee Therapeutics Inc (b)	15,716	1,290,912
Applied Genetic Technologies Corp/DE (b)(c)(d)	14,225	0
Arcutis Biotherapeutics Inc (b)	33,557	720,133
Ardelyx Inc (b)	92,325	557,643
ArriVent Biopharma Inc (b)(c)	22,839	691,337
Arrowhead Pharmaceuticals Inc (b)	33,800	2,633,358
ARS Pharmaceuticals Inc (b)(c)	40,147	364,133
Beam Therapeutics Inc (b)(c)	33,064	1,088,798
BeOne Medicines Ltd ADR (b)	8,103	2,333,016
Bicara Therapeutics Inc (b)	23,032	500,946
BioCryst Pharmaceuticals Inc (b)(c)	80,493	717,193
Biogen Inc (b)	34,117	6,686,932
BioMarin Pharmaceutical Inc (b)	44,256	2,535,426
Bridgebio Pharma Inc (b)	45,958	3,045,177
Capricor Therapeutics Inc (b)(c)	15,068	451,437
Caris Life Sciences Inc (b)(c)	69,602	1,163,745
Carisma Therapeutics Inc rights (b)(d)	449,253	2
Catalyst Pharmaceuticals Inc (b)	36,425	1,137,553
Celcuity Inc (b)(c)	12,162	1,616,087
Celldex Therapeutics Inc (b)(c)	26,307	826,829
Centessa Pharmaceuticals PLC ADR (b)	35,499	1,411,440
CG oncology Inc (b)(c)	21,265	1,324,597
Cogent Biosciences Inc (b)(c)	42,596	1,489,156
Compass Therapeutics Inc (b)(c)	64,580	153,700
Corvus Pharmaceuticals Inc (b)(c)	27,317	339,004
Cullinan Therapeutics Inc (b)	37,131	610,434
Cyclerion Therapeutics Inc (b)(c)	21,200	66,780
Cytokinetics Inc (b)(c)	30,621	2,350,468
Damora Therapeutics Inc (b)(c)	16,469	409,749
Denali Therapeutics Inc (b)(c)	52,052	1,095,174
Design Therapeutics Inc (b)(c)	37,213	389,992
Dianthus Therapeutics Inc (b)	11,461	1,065,988
Disc Medicine Inc (b)(c)	11,918	829,135
Dyne Therapeutics Inc (b)(c)	44,010	850,713
Erasca Inc (b)(c)	76,593	983,454
Exelixis Inc (b)	63,344	3,197,605
First Tracks Biotherapeutics Inc (c)	8,753	139,698
Generate Biomedicines Inc (c)	41,854	549,124
Geron Corp (b)	348,551	435,689
Gilead Sciences Inc	293,347	39,434,637
GRAIL Inc (b)(c)	11,015	789,555
Halozyme Therapeutics Inc (b)	27,367	1,821,000
Ideaya Biosciences Inc (b)	30,205	890,141
ImmunityBio Inc (b)(c)	243,104	1,828,142
Immunome Inc (b)(c)	30,872	673,936
Immunovant Inc (b)(c)	55,075	1,833,998
Incyte Corp (b)	45,501	4,401,767
Inhibrx Biosciences Inc (b)(c)	4,908	510,481
Insmed Inc (b)	51,047	5,457,435
Intellia Therapeutics Inc (b)(c)	40,956	576,251
Ionis Pharmaceuticals Inc (b)(c)	37,353	2,857,505
Iovance Biotherapeutics Inc (b)(c)	125,344	513,910
Jade Biosciences Inc (b)(c)	25,716	541,065
KalVista Pharmaceuticals Inc (b)	30,371	816,069
Kiniksa Pharmaceuticals International Plc Class A (b)	16,948	819,944
Kinnate Biopharma Inc rights (b)(d)	50,749	0
Kodiak Sciences Inc (b)(c)	16,235	595,987
Krystal Biotech Inc (b)(c)	7,086	2,189,787
Kymera Therapeutics Inc (b)(c)	19,514	1,588,830
Legend Biotech Corp ADR (b)	31,602	858,310
Madrigal Pharmaceuticals Inc (b)	5,488	2,729,018
Mineralys Therapeutics Inc (b)(c)	22,197	699,206
Mirati Therapeutics Inc rights (b)(d)	1,147	0
Mirum Pharmaceuticals Inc (b)(c)	14,006	1,421,609
Moderna Inc (b)(c)	95,873	4,524,247
Monte Rosa Therapeutics Inc (b)(c)	22,362	440,755
MoonLake Immunotherapeutics Class A (b)	30,712	589,056
Natera Inc (b)	33,697	7,526,899
Neurocrine Biosciences Inc (b)	22,757	3,602,433
Novavax Inc (b)(c)	53,436	586,193
Nurix Therapeutics Inc (b)(c)	38,496	683,689
Nuvalent Inc Class A (b)	20,339	2,245,222
Ocugen Inc (b)(c)	132,226	182,472
Olema Pharmaceuticals Inc (b)(c)	23,513	310,136
OmniAb Operations Inc $12.5 earnout shares (b)(d)	2,320	1,090
OmniAb Operations Inc $15 earnout shares (b)(d)	2,320	835
ORIC Pharmaceuticals Inc (b)(c)	40,897	345,580
Oruka Therapeutics Inc (b)(c)	16,709	977,978
Palvella Therapeutics Inc (b)(c)	3,843	455,242
Praxis Precision Medicines Inc (b)	6,831	2,390,645
Precigen Inc (b)	126,693	549,848
Protagonist Therapeutics Inc (b)	16,137	1,606,600
PTC Therapeutics Inc (b)	17,796	1,314,235
Recursion Pharmaceuticals Inc Class A (b)(c)	172,547	619,444
Regeneron Pharmaceuticals Inc	24,493	15,057,807
Rein Therapeutics Inc (b)	75,571	83,884
Relay Therapeutics Inc (b)(c)	65,868	925,445
Revolution Medicines Inc (b)(c)	47,297	7,448,332
Rhythm Pharmaceuticals Inc (b)	16,766	1,480,773
Roivant Sciences Ltd (b)	165,359	4,959,116
Sana Biotechnology Inc (b)	92,682	305,851
Sarepta Therapeutics Inc (b)(c)	31,669	565,925
Savara Inc (b)(c)	80,699	419,635
Scholar Rock Holding Corp (b)(c)	29,191	1,439,116
SELLAS Life Sciences Group Inc (b)(c)	64,480	600,309
Sionna Therapeutics Inc (b)(c)	13,843	592,757
Spyre Therapeutics Inc (b)	24,878	1,828,533
Stoke Therapeutics Inc (b)	16,308	504,080
Summit Therapeutics Inc (b)(c)	191,092	3,351,754
Syndax Pharmaceuticals Inc (b)	28,259	553,594
Tango Therapeutics Inc (b)(c)	36,046	792,291
Taysha Gene Therapies Inc (b)(c)	92,844	544,994
TG Therapeutics Inc (b)(c)	39,288	1,490,587
Travere Therapeutics Inc (b)(c)	26,832	1,265,934
Twist Bioscience Corp (b)	20,417	1,365,285
Tyra Biosciences Inc (b)(c)	18,052	603,117
Ultragenyx Pharmaceutical Inc (b)	32,531	778,792
United Therapeutics Corp (b)	10,075	5,609,962
UroGen Pharma Ltd (b)(c)	14,314	402,653
Vaxcyte Inc (b)(c)	36,335	1,867,619
Vera Therapeutics Inc Class A (b)	18,973	673,921
Veracyte Inc (b)(c)	23,387	1,083,754
Vericel Corp (b)(c)	19,468	648,868
Vertex Pharmaceuticals Inc (b)	59,862	26,790,639
Viking Therapeutics Inc (b)	35,206	1,152,644
Vir Biotechnology Inc (b)(c)	66,676	636,089
Viridian Therapeutics Inc (b)(c)	30,258	533,146
Vor BioPharma Inc (b)(c)	13,777	206,242
Xencor Inc (b)(c)	36,139	429,331
Zenas Biopharma Inc (b)(c)	16,937	311,641
Zymeworks Inc (b)(c)	26,839	674,464
		294,081,055
Health Care Equipment & Supplies - 0.9%
ABIOMED Inc (b)(d)	10,350	15,629
Align Technology Inc (b)	16,363	2,862,707
Alphatec Holdings Inc (b)	46,904	363,506
AtriCure Inc (b)(c)	19,754	546,593
Axogen Inc (b)	15,255	602,267
Ceribell Inc (b)(c)	23,111	426,398
Cooper Cos Inc/The (b)	42,776	2,618,319
DENTSPLY SIRONA Inc (c)	71,488	748,479
Dexcom Inc (b)	92,312	6,807,087
GE HealthCare Technologies Inc	104,868	6,537,471
ICU Medical Inc (b)(c)	7,760	1,050,626
IDEXX Laboratories Inc (b)	18,528	10,441,084
Insulet Corp (b)	16,026	2,322,808
Intuitive Surgical Inc (b)	83,841	35,602,243
iRhythm Technologies Inc (b)	8,456	963,138
Kestra Medical Technologies Ltd (b)(c)	23,542	500,503
Lantheus Holdings Inc (b)(c)	18,436	1,830,695
LeMaitre Vascular Inc (c)	8,291	784,743
LivaNova PLC (b)	16,679	1,230,910
Masimo Corp (b)	12,127	2,164,063
Medline Inc Class A (c)	193,182	7,062,734
Merit Medical Systems Inc (b)	18,531	1,168,565
MiniMed Group Inc (c)	76,442	920,362
Neogen Corp (b)	82,762	742,375
Novocure Ltd (b)	49,257	839,339
Omnicell Inc (b)	16,549	730,473
Procept Biorobotics Corp (b)(c)	20,575	541,740
Pulse Biosciences Inc (b)(c)	23,757	593,925
QuidelOrtho Corp (b)(c)	23,870	310,787
Tandem Diabetes Care Inc (b)(c)	23,304	400,829
TransMedics Group Inc (b)(c)	8,359	561,725
UFP Technologies Inc (b)(c)	2,957	650,836
		92,942,959
Health Care Providers & Services - 0.2%
Acadia Healthcare Co Inc (b)(c)	32,446	752,747
AdaptHealth Corp (b)	57,164	579,071
Addus HomeCare Corp (b)(c)	6,978	639,743
Alignment Healthcare Inc (b)(c)	54,321	832,198
Astrana Health Inc (b)(c)	20,440	768,953
Aveanna Healthcare Holdings Inc (b)	73,754	528,816
Billiontoone Inc Class A (b)	13,106	1,297,363
BrightSpring Health Services Inc (b)	43,764	2,699,364
Clover Health Investments Corp Class A (b)	175,571	698,773
CorVel Corp (b)	18,119	1,118,848
Ensign Group Inc/The	13,128	2,200,909
GeneDx Holdings Corp Class A (b)	7,227	375,732
Guardant Health Inc (b)	30,484	3,953,470
HealthEquity Inc (b)(c)	21,769	1,915,454
Henry Schein Inc (b)	28,198	2,159,403
LifeStance Health Group Inc (b)	137,650	1,061,282
Lumexa Imaging Holdings Inc (c)	30,666	238,581
OPKO Health Inc (b)	449,453	656,201
Option Care Health Inc (b)(c)	39,355	821,339
Privia Health Group Inc (b)(c)	43,519	936,094
Progyny Inc (b)(c)	27,895	712,996
RadNet Inc (b)(c)	20,246	1,124,260
Surgery Partners Inc (b)(c)	44,983	600,973
		26,672,570
Health Care Technology - 0.0%
Certara Inc (b)(c)	64,635	376,175
HeartFlow Inc (b)(c)	28,548	884,417
Waystar Holding Corp (b)(c)	58,392	1,162,585
		2,423,177
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (b)	43,038	1,218,191
Adaptive Biotechnologies Corp (b)	42,372	641,935
Bio-Techne Corp (c)	38,938	2,012,316
Bruker Corp (c)	41,070	2,418,612
Fortrea Holdings Inc (b)	34,815	535,802
ICON PLC (b)	18,612	2,532,535
Illumina Inc (b)	36,220	5,902,411
Medpace Holdings Inc (b)	6,871	3,072,093
Repligen Corp (b)(c)	13,804	1,711,006
Sotera Health Co (b)	86,065	1,346,057
Tempus AI Inc Class A (b)(c)	40,682	2,053,221
		23,444,179
Pharmaceuticals - 0.4%
Alumis Inc (b)(c)	33,350	720,360
Amneal Intermediate Inc Class A (b)	94,103	1,239,337
Amylyx Pharmaceuticals Inc (b)(c)	39,887	572,378
ANI Pharmaceuticals Inc (b)(c)	7,051	553,574
Arvinas Inc (b)	40,807	366,447
Atea Pharmaceuticals Inc (b)(c)	69,618	325,115
Avadel Pharmaceuticals PLC rights (b)(d)	24,906	0
Axsome Therapeutics Inc (b)	12,617	2,958,434
Belite Bio Inc ADR (b)	3,734	538,368
BioAge Labs Inc (b)(c)	20,675	357,470
Corcept Therapeutics Inc (b)	26,041	1,809,589
Crinetics Pharmaceuticals Inc (b)(c)	28,694	1,020,072
Definium Therapeutics Inc (b)	40,894	989,226
Edgewise Therapeutics Inc (b)	33,343	1,138,997
Enliven Therapeutics Inc (b)(c)	22,815	902,790
EyePoint Inc (b)	28,026	380,593
Harmony Biosciences Holdings Inc (b)	18,832	594,903
Harrow Inc (b)(c)	11,315	398,401
Indivior Pharmaceuticals Inc (c)	30,241	1,089,281
Innoviva Inc (b)(c)	31,880	682,870
Jazz Pharmaceuticals PLC (b)	13,771	3,256,704
Ligand Pharmaceuticals Inc (b)(c)	5,420	1,257,223
Ligand Pharmaceuticals Inc rights (b)	1,530	92
Ligand Pharmaceuticals Inc rights (b)	1,530	81
Ligand Pharmaceuticals Inc rights (b)	1,530	2
Ligand Pharmaceuticals Inc rights (b)	1,530	1
Liquidia Corp (b)(c)	23,239	1,437,565
Maze Therapeutics Inc (b)(c)	14,208	375,944
MBX Biosciences Inc (b)	14,062	442,531
Nektar Therapeutics (b)	6,903	447,867
Ocular Therapeutix Inc (b)	71,876	647,603
Omeros Corp (b)(c)	33,514	369,995
Rapport Therapeutics Inc (b)(c)	15,825	625,088
Relmada Therapeutics Inc (b)	29,782	214,727
Roche Holding AG rights (b)(d)	870	0
Royalty Pharma PLC Class A	95,316	5,314,820
Sanofi SA ADR	64,450	2,814,532
Sanofi SA rights (b)(d)	925	0
Septerna Inc (b)(c)	17,360	524,272
Structure Therapeutics Inc ADR (b)	20,734	815,676
Supernus Pharmaceuticals Inc (b)	19,349	893,537
Tarsus Pharmaceuticals Inc (b)	13,644	810,454
Trevi Therapeutics Inc (b)	41,948	593,145
Viatris Inc	268,445	4,364,916
WaVe Life Sciences Ltd (b)	55,660	366,242
		42,211,222
TOTAL HEALTH CARE		481,775,162
Industrials - 3.1%
Aerospace & Defense - 0.5%
AeroVironment Inc (b)(c)	11,862	2,458,281
Arxis Inc Class A	14,473	650,272
Astronics Corp (b)(c)	7,760	675,120
Axon Enterprise Inc (b)	19,121	8,579,975
Firefly Aerospace Inc (b)(c)	43,369	2,016,225
FTAI Aviation Ltd	24,152	6,287,732
Intuitive Machines Inc Class A (b)(c)	37,519	1,644,458
Kratos Defense & Security Solutions Inc (b)(c)	43,958	2,819,027
Leonardo DRS Inc (c)	68,005	3,315,924
Mercury Systems Inc (b)(c)	17,416	1,945,367
Red Cat Holdings Inc (b)(c)	33,601	487,214
Rocket Lab Corp (b)	134,234	19,259,894
VSE Corp (c)	6,658	1,232,729
Woodward Inc	13,395	4,688,652
		56,060,870
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	26,385	4,713,680
Hub Group Inc Class A (c)	21,974	912,800
		5,626,480
Building Products - 0.0%
AAON Inc (c)	21,311	2,987,802
UFP Industries Inc	16,335	1,323,135
		4,310,937
Commercial Services & Supplies - 0.3%
Casella Waste Systems Inc Class A (b)(c)	15,873	1,304,284
Cintas Corp	93,368	15,990,205
Copart Inc (b)	222,962	7,306,465
Fuel Tech Inc (b)	236,480	349,990
Healthcare Services Group Inc (b)(c)	32,258	664,515
Interface Inc (c)	23,319	690,242
Tetra Tech Inc	67,321	1,850,654
		28,156,355
Construction & Engineering - 0.3%
Construction Partners Inc Class A (b)(c)	11,814	1,375,977
Ferrovial NV (United States)	170,904	11,623,181
IES Holdings Inc (b)(c)	5,005	3,395,142
Legence Corp Class A (c)	19,956	1,671,115
Limbach Holdings Inc (b)(c)	6,695	518,527
MYR Group Inc (b)	4,866	2,262,982
Solv Energy Inc Class A (c)	26,781	951,529
Sterling Infrastructure Inc (b)	7,494	6,451,135
WillScot Holdings Corp (c)	53,623	1,379,720
		29,629,308
Electrical Equipment - 0.2%
Allient Inc (c)	9,008	713,073
American Superconductor Corp (b)(c)	18,328	933,628
Array Technologies Inc (b)(c)	50,859	461,800
Enovix Corp Class B (b)(c)	80,157	639,653
Eos Energy Enterprises Inc (b)(c)	76,447	644,448
Fluence Energy Inc Class A (b)	36,420	687,610
NANO Nuclear Energy Inc (b)	13,134	379,310
Nextpower Inc Class A (b)(c)	36,713	5,741,913
Plug Power Inc (b)(c)	383,879	1,516,322
Powell Industries Inc (c)	8,980	2,554,092
Power Solutions International Inc (b)(c)	6,928	288,759
Preformed Line Products Co (c)	2,349	868,707
Shoals Technologies Group Inc (b)	62,974	784,026
Sunrun Inc (b)	65,849	1,100,995
Terra Innovatum Global NV (c)	49,917	307,489
Vicor Corp (b)	8,284	2,773,815
X-Energy Inc (c)	62,663	1,686,261
		22,081,901
Ground Transportation - 0.4%
ArcBest Corp (c)	8,382	1,145,736
Avis Budget Group Inc (b)(c)	8,842	1,554,777
CSX Corp	435,458	19,708,829
Heartland Express Inc (c)	46,744	700,693
Hertz Global Holdings Inc (b)(c)	101,982	550,703
JB Hunt Transport Services Inc	21,115	5,836,819
Landstar System Inc	9,893	2,046,862
Lyft Inc Class A (b)(c)	93,464	1,318,777
Old Dominion Freight Line Inc	49,713	11,192,882
Saia Inc (b)	6,500	3,070,405
Universal Logistics Holdings Inc (c)	20,159	320,729
Werner Enterprises Inc	23,475	974,447
		48,421,659
Industrial Conglomerates - 0.3%
Honeywell International Inc	149,910	35,657,593
Icahn Enterprises LP	193,102	1,436,678
		37,094,271
Machinery - 0.3%
Blue Bird Corp (b)(c)	12,355	837,298
CECO Environmental Corp (b)(c)	12,934	966,817
Franklin Electric Co Inc	13,631	1,341,018
Hillman Solutions Corp (b)	79,025	589,527
Lincoln Electric Holdings Inc	12,488	3,228,023
Microvast Holdings Inc (b)(c)	108,307	167,875
Middleby Corp/The (b)(c)	12,026	1,864,150
NN Inc (b)	114,081	338,821
Nordson Corp	12,116	3,481,290
PACCAR Inc	124,984	13,794,484
Symbotic Inc Class A (b)(c)	33,487	1,554,634
		28,163,937
Passenger Airlines - 0.1%
Allegiant Travel Co (b)	7,233	662,615
American Airlines Group Inc (b)	129,113	1,890,214
JetBlue Airways Corp (b)(c)	139,970	765,636
SkyWest Inc (b)	12,555	1,075,336
United Airlines Holdings Inc (b)	74,625	8,566,950
		12,960,751
Professional Services - 0.4%
Automatic Data Processing Inc	94,250	20,908,420
Concentrix Corp	21,605	611,205
ExlService Holdings Inc (b)	48,175	1,398,520
Exponent Inc	16,057	936,444
First Advantage Corp (b)(c)	63,803	1,020,848
Forrester Research Inc (b)(c)	30,470	214,813
Huron Consulting Group Inc (b)	5,823	625,332
ICF International Inc	7,961	548,035
Innodata Inc (b)(c)	7,773	816,010
Paychex Inc	83,175	8,066,312
Paylocity Holding Corp (b)	15,616	1,794,747
Science Applications International Corp	13,683	1,425,769
SS&C Technologies Holdings Inc	54,548	3,683,081
Upwork Inc (b)(c)	44,218	390,003
Verisk Analytics Inc	32,847	5,747,897
Verra Mobility Corp Class A (b)	49,835	224,756
Willdan Group Inc (b)(c)	6,179	561,300
		48,973,492
Trading Companies & Distributors - 0.2%
Distribution Solutions Group Inc (b)(c)	26,380	712,260
DXP Enterprises Inc/TX (b)(c)	5,881	853,098
EquipmentShare.com Inc Class A (b)(c)	51,052	1,063,924
Fastenal Co	267,174	11,809,091
McGrath RentCorp	8,666	944,507
Rush Enterprises Inc Class A	19,062	1,321,568
Xometry Inc Class A (b)(c)	14,623	1,393,426
		18,097,874
TOTAL INDUSTRIALS		339,577,835
Information Technology - 52.5%
Communications Equipment - 1.3%
Applied Optoelectronics Inc (b)(c)	17,767	2,814,470
Cisco Systems Inc	936,343	112,754,425
Digi International Inc (b)	15,258	1,019,234
Extreme Networks Inc (b)	51,352	1,361,342
F5 Inc (b)	12,804	4,909,694
Lumentum Holdings Inc (b)	16,911	14,458,229
NetScout Systems Inc (b)	27,528	1,145,715
Ondas Inc (b)(c)	109,256	1,444,364
Viasat Inc (b)(c)	34,555	2,785,824
Viavi Solutions Inc (b)	56,683	2,752,526
Vistance Networks Inc	46,863	584,850
		146,030,673
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries Inc	9,090	2,746,816
Aeva Technologies Inc (b)(c)	20,390	574,590
Avnet Inc	24,304	2,112,747
Bel Fuse Inc Class B (c)	3,924	1,077,216
CDW Corp/DE	30,012	3,765,005
Cognex Corp	42,390	2,791,382
ePlus Inc (c)	9,825	806,534
Flex Ltd (b)	89,974	13,566,281
Insight Enterprises Inc (b)	10,931	1,162,840
IPG Photonics Corp (b)(c)	12,801	1,465,971
Itron Inc (b)	12,347	1,018,381
Lightwave Logic Inc (b)(c)	46,406	503,969
Littelfuse Inc	6,244	2,915,136
Napco Security Technologies Inc	15,510	582,090
nLight Inc (b)	16,214	1,201,782
Novanta Inc (b)(c)	10,794	1,719,808
OSI Systems Inc (b)(c)	5,043	1,093,070
Ouster Inc Class A (b)(c)	18,526	853,122
PC Connection Inc (c)	11,113	773,354
Plexus Corp (b)	7,931	2,128,363
Sanmina Corp (b)(c)	15,067	3,913,352
TTM Technologies Inc (b)	25,127	4,365,062
Zebra Technologies Corp Class A (b)	12,123	2,953,526
		54,090,397
IT Services - 0.4%
Akamai Technologies Inc (b)	35,136	5,254,237
Amdocs Ltd	27,174	1,711,147
Applied Digital Corp (b)(c)	70,292	3,323,406
Cognizant Technology Solutions Corp Class A	112,266	6,259,391
CoreWeave Inc Class A (b)	105,048	11,505,907
Fastly Inc Class A (b)	41,245	732,717
MongoDB Inc Class A (b)	19,214	6,447,258
Okta Inc Class A (b)	39,394	4,856,098
VeriSign Inc	22,044	6,290,917
		46,381,078
Semiconductors & Semiconductor Equipment - 27.0%
ACM Research Inc Class A (b)	7,311	632,840
Advanced Micro Devices Inc (b)	386,817	199,636,254
Aehr Test Systems (b)	3,729	344,299
Ambarella Inc (b)	4,578	330,440
Amkor Technology Inc	58,970	4,101,953
Analog Devices Inc	115,289	47,712,353
Applied Materials Inc	188,071	84,643,234
ARM Holdings PLC ADR (b)	33,029	11,668,815
Astera Labs Inc (b)	38,607	13,236,410
Axcelis Technologies Inc (b)(c)	4,921	740,168
AXT Inc (b)(c)	13,381	1,380,384
Broadcom Inc	1,127,620	503,786,787
Cerebras Systems Inc Class A (b)	7,120	1,687,369
Cirrus Logic Inc (b)	11,458	1,947,287
Cohu Inc (b)	3,932	207,413
Credo Technology Group Holding Ltd (b)	41,205	9,725,616
Diodes Inc (b)	7,539	794,007
Enphase Energy Inc (b)	20,938	1,431,322
Entegris Inc (c)	35,883	4,980,202
First Solar Inc (b)	25,378	7,785,717
FormFactor Inc (b)	16,274	2,027,578
GlobalFoundries Inc (b)	126,969	10,153,711
Ichor Holdings Ltd (b)	2,849	203,760
Impinj Inc (b)(c)	4,095	618,345
Intel Corp (b)	1,179,525	135,267,927
KLA Corp	31,011	59,594,149
Lam Research Corp	295,925	94,157,417
Lattice Semiconductor Corp (b)	31,859	4,685,822
MACOM Technology Solutions Holdings Inc (b)	17,356	6,328,692
Marvell Technology Inc	205,959	42,221,595
MaxLinear Inc (b)	13,462	1,251,024
Microchip Technology Inc	125,298	11,859,456
Micron Technology Inc	266,227	258,506,417
MKS Inc	14,779	4,792,239
Monolithic Power Systems Inc	11,455	17,940,936
Navitas Semiconductor Corp Class A (b)(c)	28,529	758,871
NVIDIA Corp	5,783,979	1,221,229,326
ON Semiconductor Corp (b)	93,665	11,297,872
PDF Solutions Inc (b)	1,419	69,290
Photronics Inc (b)(c)	7,183	232,370
Power Integrations Inc (c)	7,849	659,316
Qorvo Inc (b)	20,898	2,164,197
QUALCOMM Inc	251,476	63,125,506
Rambus Inc (b)(c)	23,058	3,354,017
Rigetti Computing Inc Class A (b)(c)	61,351	1,566,905
Semtech Corp (b)(c)	21,469	3,274,881
Silicon Laboratories Inc (b)(c)	7,544	1,641,574
SiTime Corp (b)	5,638	4,004,108
SkyWater Technology Inc (b)	1,144	44,592
Skyworks Solutions Inc (c)	29,986	2,334,410
SolarEdge Technologies Inc (b)(c)	5,521	421,528
Synaptics Inc (b)(c)	5,295	726,898
Teradyne Inc	36,508	13,665,309
Texas Instruments Inc	214,487	65,564,386
Ultra Clean Holdings Inc (b)	6,502	556,376
Universal Display Corp (c)	7,695	708,863
Veeco Instruments Inc (b)(c)	7,552	435,297
		2,944,217,830
Software - 11.8%
ACI Worldwide Inc (b)(c)	32,283	1,409,799
Adeia Inc (c)	39,558	1,056,990
Adobe Inc (b)	95,770	24,824,542
Agilysys Inc (b)(c)	11,261	974,752
Alarm.com Holdings Inc (b)	18,971	855,782
Alkami Technology Inc (b)(c)	38,500	699,545
Appfolio Inc Class A (b)(c)	7,557	1,217,962
AppLovin Corp Class A (b)	72,806	44,636,631
Atlassian Corp Class A (b)	40,262	4,332,594
Aurora Innovation Inc Class A (b)(c)	432,504	3,174,579
Autodesk Inc (b)	50,567	11,696,653
AvePoint Inc Class A (b)	84,013	916,582
Bentley Systems Inc Class B (c)	77,306	2,523,268
Bitdeer Technologies Group Class A (b)(c)	43,998	769,525
Blackbaud Inc (b)	18,099	555,457
BlackLine Inc (b)	19,783	581,619
Braze Inc Class A (b)(c)	32,858	842,151
Cadence Design Systems Inc (b)	65,687	24,628,027
Ccc Intelligent Solutions Holdings Inc Class A (b)	171,203	804,654
Cipher Digital Inc (b)(c)	96,489	2,281,965
Cleanspark Inc (b)(c)	72,330	1,322,916
Commvault Systems Inc (b)	10,870	1,290,813
Core Scientific Inc (b)(c)	74,108	1,989,800
Crowdstrike Holdings Inc Class A (b)	59,788	43,705,028
Datadog Inc Class A (b)	79,365	19,630,933
Docusign Inc (b)	48,072	2,524,741
Dropbox Inc Class A (b)	35,020	941,338
EverCommerce Inc (b)(c)	70,170	789,413
Fortinet Inc (b)	176,720	24,382,058
Freshworks Inc Class A (b)	85,159	826,894
Gen Digital Inc	134,301	3,463,623
Gitlab Inc Class A (b)	34,588	1,073,957
Hut 8 Corp (United States) (b)	28,429	3,548,792
Intapp Inc (b)(c)	28,529	658,735
InterDigital Inc (c)	6,206	1,564,471
Intuit Inc	65,531	21,725,492
JFrog Ltd (b)	29,593	2,352,052
Keel Infrastructure Corp (c)	161,084	914,957
Life360 Inc (b)(c)	20,293	862,250
Manhattan Associates Inc (b)	14,049	2,108,052
MARA Holdings Inc (b)(c)	98,363	1,414,460
Microsoft Corp	1,767,400	795,754,176
Monday.com Ltd (b)(c)	11,964	1,000,430
nCino Inc (b)	40,894	657,575
NextNav Inc Class A (b)(c)	49,962	1,030,216
Nutanix Inc Class A (b)	62,614	3,260,311
Palantir Technologies Inc Class A (b)	543,154	85,025,327
Palo Alto Networks Inc (b)	192,613	54,257,156
Pegasystems Inc (c)	43,026	1,537,319
Progress Software Corp (b)	17,675	580,269
PTC Inc (b)	28,006	3,885,272
Qualys Inc (b)	10,370	1,133,337
Rezolve AI PLC (b)(c)	107,707	320,966
Riot Platforms Inc (b)	96,240	2,609,066
Roper Technologies Inc	24,290	7,907,124
SailPoint Inc (b)(c)	149,765	2,820,075
ServiceTitan Inc Class A (b)	21,134	1,529,256
SoundHound AI Inc Class A (b)(c)	92,767	834,903
SPS Commerce Inc (b)	12,706	721,066
Strategy Inc Class A (b)(c)	75,726	12,047,249
Synopsys Inc (b)	45,665	21,719,187
Tenable Holdings Inc (b)	41,729	1,178,010
Terawulf Inc (b)(c)	102,087	2,609,344
Trimble Inc (b)	53,558	3,021,207
Varonis Systems Inc (b)	35,030	1,196,275
Workday Inc Class A (b)	52,157	7,624,832
Zoom Communications Inc Class A (b)	63,335	6,434,203
Zscaler Inc (b)	39,881	5,572,572
		1,292,140,575
Technology Hardware, Storage & Peripherals - 11.5%
Apple Inc	3,494,565	1,090,513,954
NetApp Inc	45,480	7,926,709
Quantum Computing Inc (b)(c)	78,272	936,132
Sandisk Corp/DE (b)	35,046	59,402,269
Seagate Technology Holdings PLC	51,697	45,483,021
Super Micro Computer Inc (b)	140,796	6,489,288
Western Digital Corp	80,284	42,647,664
		1,253,399,037
TOTAL INFORMATION TECHNOLOGY		5,736,259,590
Materials - 0.8%
Chemicals - 0.6%
Balchem Corp	9,424	1,477,024
Hawkins Inc (c)	7,171	1,109,856
Innospec Inc	9,699	804,434
Linde PLC	109,656	54,574,695
PureCycle Technologies Inc (b)(c)	75,382	933,983
Solstice Advanced Materials Inc	39,192	3,301,142
		62,201,134
Construction Materials - 0.0%
United States Lime & Minerals Inc	9,418	1,073,558
Containers & Packaging - 0.0%
TriMas Corp	18,285	748,405
Metals & Mining - 0.2%
Aura Minerals Inc	22,316	1,724,357
Century Aluminum Co (b)	24,137	1,592,318
Evolution Metals & Technologies Corp (b)(c)	146,185	986,749
Hycroft Mining Holding Corp (b)(c)	23,614	780,443
Kaiser Aluminum Corp	6,181	1,125,189
NioCorp Developments Ltd (b)(c)	69,608	401,638
Perpetua Resources Corp (United States) (b)(c)	32,394	876,906
Ramaco Resources Inc Class A (b)(c)	21,663	338,159
Royal Gold Inc	20,422	4,584,331
Steel Dynamics Inc	34,754	9,041,253
USA Rare Earth Inc Class A (b)(c)	55,201	1,546,180
		22,997,523
TOTAL MATERIALS		87,020,620
Real Estate - 0.5%
Health Care REITs - 0.0%
Diversified Healthcare Trust	100,576	836,791
Sabra Health Care REIT Inc	74,958	1,490,915
		2,327,706
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co	81,856	899,597
Host Hotels & Resorts Inc	147,464	3,388,723
		4,288,320
Industrial REITs - 0.0%
Lineage Inc	62,716	2,785,218
Real Estate Management & Development - 0.1%
Comstock Holding Cos Inc Class A (b)	39,752	605,820
CoStar Group Inc (b)	99,296	3,197,331
eXp World Holdings Inc (c)	92,174	453,496
Newmark Group Inc Class A	56,883	794,656
Opendoor Technologies Inc Class A (b)(c)	233,714	1,177,919
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,190	4,147
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,190	1,919
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,190	1,610
Zillow Group Inc Class A (b)(c)	11,444	404,660
Zillow Group Inc Class C (b)	44,350	1,552,250
		8,193,808
Retail REITs - 0.0%
Phillips Edison & Co Inc	38,009	1,526,061
Regency Centers Corp	39,453	3,051,690
		4,577,751
Specialized REITs - 0.4%
Equinix Inc	23,078	24,648,228
Fermi Inc (c)	156,488	1,092,286
Gaming and Leisure Properties Inc	60,653	2,848,871
Lamar Advertising Co Class A	19,160	2,921,134
SBA Communications Corp Class A	23,752	4,825,456
		36,335,975
TOTAL REAL ESTATE		58,508,778
Utilities - 0.8%
Electric Utilities - 0.7%
Alliant Energy Corp (c)	56,835	4,069,954
American Electric Power Co Inc	126,350	16,004,755
Constellation Energy Corp	86,077	24,768,658
Evergy Inc	50,986	4,182,891
Exelon Corp	236,960	10,814,854
MGE Energy Inc (c)	12,791	965,721
Otter Tail Corp (c)	13,492	1,169,217
Xcel Energy Inc	144,562	11,492,679
		73,468,729
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co (b)	65,433	2,398,774
Hallador Energy Co (b)(c)	27,004	520,097
Montauk Renewables Inc (b)(c)	127,664	222,135
Talen Energy Corp (b)	10,685	4,132,958
		7,273,964
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	19,122	1,350,204
Water Utilities - 0.0%
H2O America	14,078	814,131
Middlesex Water Co (c)	10,503	551,722
		1,365,853
TOTAL UTILITIES		83,458,750
TOTAL UNITED STATES		10,542,827,006
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A (c)	56,351	668,323
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	645,562	2,253,011
TOTAL COMMON STOCKS (Cost $4,239,507,180)		10,863,453,371

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $2,163,047)	3.64	2,179,000	2,163,137

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.67	50,996,412	51,006,611
Fidelity Securities Lending Cash Central Fund (g)(h)	3.67	279,478,083	279,506,031
TOTAL MONEY MARKET FUNDS (Cost $330,510,440)			330,512,642

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $4,572,180,667)	11,196,129,150
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(273,626,236)
NET ASSETS - 100.0%	10,922,502,914

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Nasdaq 100 Index Contracts (United States)	97	6/2026	58,986,185	8,710,085

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,163,137.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,149,583	145,445,465	115,588,729	584,719	293	(1)	51,006,611	50,996,412	0.1%
Fidelity Securities Lending Cash Central Fund	253,753,198	1,575,914,471	1,550,160,543	4,963,206	(1,095)	-	279,506,031	279,478,083	0.8%
Total	274,902,781	1,721,359,936	1,665,749,272	5,547,925	(802)	(1)	330,512,642

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,622,475,216	1,621,805,860	-	669,356
Consumer Discretionary	1,380,807,319	1,380,807,319	-	-
Consumer Staples	482,268,417	482,268,417	-	-
Energy	54,793,210	54,793,210	-	-
Financials	323,683,921	323,683,921	-	-
Health Care	510,349,227	510,331,670	-	17,557
Industrials	368,354,921	368,354,921	-	-
Information Technology	5,877,350,155	5,877,350,155	-	-
Materials	94,432,449	94,432,449	-	-
Real Estate	61,654,775	61,654,775	-	-
Utilities	87,283,761	87,283,761	-	-

U.S. Treasury Obligations	2,163,137	-	2,163,137	-

Money Market Funds	330,512,642	330,512,642	-	-
Total Investments in Securities:	11,196,129,150	11,193,279,100	2,163,137	686,913
Derivative Instruments:

Assets
Futures Contracts	8,710,085	8,710,085	-	-
Total Assets	8,710,085	8,710,085	-	-
Total Derivative Instruments:	8,710,085	8,710,085	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,710,085	-
Total Equity Risk	8,710,085	-
Total Value of Derivatives	8,710,085	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $386,613,181) - See accompanying schedule:
Unaffiliated issuers (cost $4,241,670,227)	$10,865,616,508
Fidelity Central Funds (cost $330,510,440)	330,512,642

Total Investment in Securities (cost $4,572,180,667)		$11,196,129,150
Segregated cash with brokers for derivative instruments		1,336,427
Cash		5
Foreign currency held at value (cost $157,598)		160,353
Receivable for investments sold		745,407
Dividends receivable		4,135,839
Distributions receivable from Fidelity Central Funds		1,174,282
Receivable for variation margin on futures contracts		188,761
Other receivables		194
Total assets		11,203,870,418
Liabilities
Accrued management fee	$1,843,254
Other payables and accrued expenses	67
Collateral on securities loaned	279,524,183
Total liabilities		281,367,504
Net Assets		$10,922,502,914
Net Assets consist of:
Paid in capital		$4,287,765,328
Total accumulated earnings (loss)		6,634,737,586
Net Assets		$10,922,502,914
Net Asset Value, offering price and redemption price per share ($10,922,502,914 ÷ 102,850,000 shares)		$106.20
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$29,202,676
Interest		41,793
Income from Fidelity Central Funds (including $4,963,206 from security lending)		5,547,925
Security lending		25,182
Total income		34,817,576
Expenses
Management fee	$9,931,874
Independent trustees' fees and expenses	12,240
Total expenses before reductions	9,944,114
Expense reductions	(7,725)
Total expenses after reductions		9,936,389
Net Investment income (loss)		24,881,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,525,878
Redemptions in-kind	265,250,854
Fidelity Central Funds	(802)
Foreign currency transactions	2,146
Futures contracts	(340,450)
Total net realized gain (loss)		267,437,626
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,178,664,808
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	40,540
Futures contracts	7,700,398
Total change in net unrealized appreciation (depreciation)		1,186,405,745
Net gain (loss)		1,453,843,371
Net increase (decrease) in net assets resulting from operations		$1,478,724,558
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,881,187	$46,667,928
Net realized gain (loss)	267,437,626	73,518,332
Change in net unrealized appreciation (depreciation)	1,186,405,745	1,569,509,931
Net increase (decrease) in net assets resulting from operations	1,478,724,558	1,689,696,191
Distributions to shareholders	(26,157,150)	(51,225,950)

Share transactions
Proceeds from sales of shares	466,631,477	496,860,596
Cost of shares redeemed	(326,917,689)	(179,797,263)

Net increase (decrease) in net assets resulting from share transactions	139,713,788	317,063,333
Total increase (decrease) in net assets	1,592,281,196	1,955,533,574

Net Assets
Beginning of period	9,330,221,718	7,374,688,144
End of period	$10,922,502,914	$9,330,221,718

Other Information
Shares
Sold	4,950,000	6,500,000
Redeemed	(3,550,000)	(2,400,000)
Net increase (decrease)	1,400,000	4,100,000

Financial Highlights
Fidelity® Nasdaq Composite Index® ETF

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$91.97	$75.75	$56.13	$45.09	$60.49	$47.46
Income from Investment Operations
Net investment income (loss) B,C	.24	.47	.45	.40	.40	.34
Net realized and unrealized gain (loss)	14.25	16.26	19.63	11.07	(15.43)	13.01
Total from investment operations	14.49	16.73	20.08	11.47	(15.03)	13.35
Distributions from net investment income	(.26)	(.51)	(.46)	(.43)	(.37)	(.32)
Total distributions	(.26)	(.51)	(.46)	(.43)	(.37)	(.32)
Net asset value, end of period	$106.20	$91.97	$75.75	$56.13	$45.09	$60.49
Total Return D,E,F	15.81%	22.20%	35.93%	25.60%	(24.90)%	28.23%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.21 % I	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions, if any	.21% I	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.53% I	.59%	.67%	.81%	.81%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$10,922,503	$9,330,222	$7,374,688	$5,214,013	$3,999,432	$4,784,708
Portfolio turnover rate J	6 % I	5%	5%	4%	8%	11%

APer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 8, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Nasdaq Composite Index ETF (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,839,281,689
Gross unrealized depreciation	(210,656,849)
Net unrealized appreciation (depreciation)	$6,628,624,840
Tax cost	$4,576,214,395

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(106,503,795)
Long-term	(153,325,191)
Total capital loss carryforward	$(259,828,986)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index ETF	502,291,365	302,487,092

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Nasdaq Composite Index ETF	256,018,549	324,944,343
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Nasdaq Composite Index ETF	3,732,255	18,389,220	(1,644,559)
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nasdaq Composite Index ETF	541,955	28,906	105,087

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Nasdaq Composite Index ETF	118,874,057
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,725.
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Nasdaq Composite Index ETF
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC, for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.795572.122
ETF-SANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026